Warrants - Schedule of Warrants Activity (Details) (10-K) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Warrants Outstanding
Number of Warrants Outstanding, Beginning Balance	1,001,664	99,000	106,667	111,111
Number of Warrants Outstanding, Granted		1,682,110	59,000	40,000	111,111
Number of Warrants Outstanding, Exercised	902,786	779,446	66,667	4,444
Number of Warrants Outstanding, Ending Balance	98,878	1,001,664	99,000	106,667	111,111
Weighted Average Exercise Price, Beginning Balance	$ 18.75	$ 122.00	$ 45.00	$ 45.00
Weighted Average Exercise Price, Granted		4.50	103.13	150.00	45
Weighted Average Exercise Price, Exercised	0.25	0.75	45.00	45.00
Weighted Average Exercise Price, Ending Balance	$ 117.75	$ 18.75	$ 122.00	$ 45.00	$ 45.00
Weighted Average Remaining term, Beginning	3 years 5 months 16 days	3 years 1 month 20 days	3 years 10 months 25 days	4 years 4 months 28 days	0 years
Weighted Average Remaining term, Granted	0 years	0 years	0 years	0 years	4 years 4 months 28 days
Weighted Average Remaining term, Ending	1 year 3 months 4 days	3 years 5 months 16 days	3 years 1 month 20 days	3 years 10 months 25 days	4 years 4 months 28 days